VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 0.8%
11,000		Nexstar Media Group, Inc.	$ 1,544,730	0.8

		Consumer Discretionary: 13.5%
62,200		American Eagle Outfitters, Inc.	1,818,728	1.0
16,800	(1)	Caesars Entertainment, Inc.	1,469,160	0.8
23,100	(1)	Childrens Place, Inc./The	1,610,070	0.9
29,700		Dana, Inc.	722,601	0.4
26,300		Dine Brands Global, Inc.	2,367,789	1.3
41,000	(1)	Genesco, Inc.	1,947,500	1.0
29,100	(1)	Green Brick Partners, Inc.	659,988	0.4
72,100		International Game Technology PLC	1,157,205	0.6
32,400		KB Home	1,507,572	0.8
60,500		Macy's, Inc.	979,495	0.5
13,900	(1)	Magnite, Inc.	585,440	0.3
12,987		Marriott Vacations Worldwide Corp.	2,262,075	1.2
75,100	(1)	Petco Health & Wellness Co., Inc.	1,664,216	0.9
22,000		Red Rock Resorts, Inc.	716,980	0.4
27,100	(1)	Revolve Group, Inc.	1,217,603	0.6
18,200		Six Flags Entertainment Corp.	845,754	0.5
33,900	(1)	ThredUp, Inc.	790,887	0.4
5,900	(1)	TopBuild Corp.	1,235,637	0.7
12,800	(1)	Visteon Corp.	1,560,960	0.8
			25,119,660	13.5

		Consumer Staples: 3.3%
33,500	(1)	BellRing Brands, Inc.	790,935	0.5
45,500	(1)	BJ's Wholesale Club Holdings, Inc.	2,041,130	1.1
30,400	(1)	Chefs' Warehouse Holdings, Inc.	925,984	0.5
69,000	(1)	United Natural Foods, Inc.	2,272,860	1.2
			6,030,909	3.3

		Energy: 6.0%
38,500		Cimarex Energy Co.	2,286,515	1.2
113,346		Devon Energy Corp.	2,476,610	1.3
47,700		Helmerich & Payne, Inc.	1,285,992	0.7
68,700		Matador Resources Co.	1,611,015	0.9
102,000		Ovintiv, Inc.	2,429,640	1.3
15,300	(1)	Renewable Energy Group, Inc.	1,010,412	0.6
			11,100,184	6.0

		Financials: 29.4%
44,700		Ameris Bancorp.	2,347,197	1.3
22,700		Amerisafe, Inc.	1,452,800	0.8
30,400		Argo Group International Holdings Ltd.	1,529,728	0.8
63,000		Atlantic Union Bankshares Corp.	2,416,680	1.3
55,600	(1)	Axos Financial, Inc.	2,613,756	1.4
105,200	(1)	Bancorp, Inc.	2,179,744	1.2
56,000		Blackstone Mortgage Trust, Inc.	1,736,000	0.9
49,900		Cathay General Bancorp.	2,034,922	1.1
30,100		Community Bank System, Inc.	2,309,272	1.2
36,500		Cowen, Inc.	1,282,975	0.7
29,900	(1)	Focus Financial Partners, Inc.	1,244,438	0.7
47,900		Hancock Whitney Corp.	2,012,279	1.1
33,300		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,868,130	1.0
17,800		Houlihan Lokey, Inc.	1,183,878	0.6
22,700		Independent Bank Corp.	1,911,113	1.0
25,600		Independent Bank Group, Inc.	1,849,344	1.0
127,700		MGIC Investment Corp.	1,768,645	1.0
44,102		Pacific Premier Bancorp, Inc.	1,915,791	1.0
27,500		Popular, Inc.	1,933,800	1.0
59,800		Radian Group, Inc.	1,390,350	0.7
43,600		Renasant Corp.	1,804,168	1.0
53,800		Sandy Spring Bancorp, Inc.	2,336,534	1.3
2,566	(1)	Silvergate Capital Corp.	364,808	0.2
93,700		SLM Corp.	1,683,789	0.9
74,300		Starwood Property Trust, Inc.	1,838,182	1.0
17,250		Stifel Financial Corp.	1,105,035	0.6
41,200		TCF Financial Corp.	1,914,152	1.0
26,900	(1)	Triumph Bancorp, Inc.	2,081,791	1.1
27,800		UMB Financial Corp.	2,566,774	1.4
41,300		WSFS Financial Corp.	2,056,327	1.1
			54,732,402	29.4

		Health Care: 4.2%
13,600	(1)	Arcutis Biotherapeutics, Inc.	393,448	0.2
11,400	(1)	Arena Pharmaceuticals, Inc.	791,046	0.4
5,700	(1)	Atea Pharmaceuticals, Inc.	351,975	0.2
9,100	(1)	Iovance Biotherapeutics, Inc.	288,106	0.2
22,800	(1)	Merit Medical Systems, Inc.	1,365,264	0.7
7,400	(1)	Novavax, Inc.	1,341,694	0.7
12,438	(1)	Olema Pharmaceuticals, Inc.	412,693	0.2
67,900	(1)	R1 RCM, Inc.	1,675,772	0.9
13,100	(1)	Silverback Therapeutics, Inc.	571,553	0.3
9,100	(1)	Syneos Health, Inc.	690,235	0.4
			7,881,786	4.2

		Industrials: 16.9%
32,200	(1)	Air Transport Services Group, Inc.	942,172	0.5
3,100		Allegiant Travel Co.	756,586	0.4
29,500		Altra Industrial Motion Corp.	1,631,940	0.9
76,800	(1),(2)	API Group Corp.	1,588,224	0.9

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,707		ArcBest Corp.	$ 1,034,931	0.6
18,500	(1)	Beacon Roofing Supply, Inc.	967,920	0.5
49,800	(1)	Bloom Energy Corp.	1,347,090	0.7
25,800		Boise Cascade Co.	1,543,614	0.8
16,500		EMCOR Group, Inc.	1,850,640	1.0
25,300	(1)	Evoqua Water Technologies Corp.	665,390	0.4
24,700	(1)	Herc Holdings, Inc.	2,502,851	1.4
19,900		ICF International, Inc.	1,739,260	0.9
62,900		KBR, Inc.	2,414,731	1.3
35,941		Kforce, Inc.	1,926,438	1.0
10,400	(1)	Masonite International Corp.	1,198,496	0.6
31,400	(1)	Mastec, Inc.	2,942,180	1.6
16,600		Moog, Inc.	1,380,290	0.7
13,600		Science Applications International Corp.	1,136,824	0.6
35,000		Skywest, Inc.	1,906,800	1.0
36,500		Triton International Ltd.	2,007,135	1.1
			31,483,512	16.9

		Information Technology: 7.1%
9,600	(1)	Cerence, Inc.	859,968	0.5
23,400		Cohu, Inc.	979,056	0.5
23,400	(1)	Diodes, Inc.	1,868,256	1.0
120,000	(1)	Harmonic, Inc.	940,800	0.5
25,600		Kulicke & Soffa Industries, Inc.	1,257,216	0.7
62,200	(1)	Magnachip Semiconductor Corp.	1,548,780	0.8
19,783	(1)	SMART Global Holdings, Inc.	910,414	0.5
24,900	(1)	SunPower Corp.	832,905	0.4
14,600	(1)	Synaptics, Inc.	1,977,132	1.1
35,300	(1)	Ultra Clean Holdings, Inc.	2,048,812	1.1
			13,223,339	7.1

		Materials: 6.7%
49,300	(1)	Alcoa Corp.	1,601,757	0.8
56,400	(1)	Arconic Corp.	1,431,996	0.8
78,800		Cleveland-Cliffs, Inc.	1,584,668	0.8
87,500		Hecla Mining Co.	497,875	0.3
34,000	(1)	Kraton Corp.	1,244,060	0.7
47,300	(1)	Livent Corp.	819,236	0.4
16,700		Materion Corp.	1,106,208	0.6
75,400		Orion Engineered Carbons SA	1,486,888	0.8
65,400	(1)	Summit Materials, Inc.	1,832,508	1.0
35,700		United States Steel Corp.	934,269	0.5
			12,539,465	6.7

		Real Estate: 6.7%
42,000		American Assets Trust, Inc.	1,362,480	0.7
15,100		Centerspace	1,026,800	0.6
48,800		First Industrial Realty Trust, Inc.	2,234,552	1.2
39,000		Hudson Pacific Properties, Inc.	1,058,070	0.6
9,800		PS Business Parks, Inc.	1,514,884	0.8
73,700		Sabra Healthcare REIT, Inc.	1,279,432	0.7
164,200		Sunstone Hotel Investors, Inc.	2,045,932	1.1
129,000		Tanger Factory Outlet Centers, Inc.	1,951,770	1.0
			12,473,920	6.7

		Utilities: 3.6%
31,500		Clearway Energy, Inc.-Class C	886,410	0.5
30,500		New Jersey Resources Corp.	1,216,035	0.6
16,500		ONE Gas, Inc.	1,269,015	0.7
28,000		Portland General Electric Co.	1,329,160	0.7
38,465		South Jersey Industries, Inc.	868,540	0.5
27,400	(1)	Sunnova Energy International, Inc.	1,118,468	0.6
			6,687,628	3.6

	Total Common Stock
	(Cost $122,917,437)		182,817,535	98.2

SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
5,576,232	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $5,576,232)	5,576,232	3.0

	Total Short-Term Investments
	(Cost $5,576,232)		5,576,232	3.0

	Total Investments in Securities (Cost $128,493,669)		$ 188,393,767	101.2
	Liabilities in Excess of Other Assets		(2,170,972)	(1.2)
	Net Assets		$ 186,222,795	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of March 31, 2021.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$182,817,535	$–	$–	$182,817,535
Short-Term Investments	5,576,232	–	–	5,576,232
Total Investments, at fair value	$188,393,767	$–	$–	$188,393,767

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $129,032,540.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$61,495,165
Gross Unrealized Depreciation	(2,133,938)
Net Unrealized Appreciation	$59,361,227